IMPAIRMENT	12 Months Ended
Dec. 31, 2012
IMPAIRMENT
IMPAIRMENT

12.                         IMPAIRMENT

The Company performed an impairment test on December 31, 2010 of certain asset groups for which there is an indication that the carrying amount of an asset may no longer be recoverable. In view of the drop in utilization rate of production facilities and operating losses, the Company performed the impairment test for certain asset groups namely, WSP China, Liaoyang Seamless, Songyuan Seamless, Mengfeng, Chaoyang Seamless and Houston OCTG on December 31, 2010. The carrying amounts of Chaoyang Seamless exceeded the future undiscounted net cash flows, therefore the Company recognized impairment loss of $14,544, $678, $1,468 and $365 on property, plant and equipment, intangible assets, prepaid lease payments for land use rights and deposit on acquisition of property, plant and equipment, respectively, as of December 31, 2010. The impairment loss was allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets.

The Company performed the impairment tests on December 31, 2011 and 2012 for these similar asset groups with addition of Bazhou Seamless and WSP Pipe, except for Chaoyang Seamless which was classified as held for sale as of December 31, 2011 and Houston OCTG whose production facilities were sold in November 2012. The future undiscounted net cash flows of these asset groups exceeded their respective carrying amounts as of December 31, 2011 and 2012, respectively, therefore the Company recognized no impairment loss. The impairment tests were based in part on valuation analysis reports provided by American Appraisal China Limited, a third party valuation firm.

The Company performed an impairment test for goodwill on December 31, 2010 and Chaoyang Seamless constitutes a separate reporting unit on its own. Based on the results that the fair value of the reporting unit exceeds its carrying amount (following the impairment loss discussed above), the Company recognized no impairment loss on goodwill during the year ended December 31, 2010.

No impairment loss was identified on goodwill for the year ended December 31, 2011 as the carrying value of Chaoyang Seamless as a disposal group was less than its fair value less cost to sell, see Note 5.